Freight Tax and Other Tax Expense (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended
	Aug. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Jan. 01, 2019	Jan. 01, 2018
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits			$ 29,384	$ 36,240	$ 49,579	$ 32,059
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions				(2,114)
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations			(961)	0
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions			2,290	2,067
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions			12,968
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities		$ 15,200	$ 8,556	$ 0
Settlement with Taxing Authority [Member]
Income Tax Contingency [Line Items]
Payments for Other Taxes	$ 7,700